Contingencies and Commitments	12 Months Ended
Dec. 31, 2024
Contingencies And Commitments [Abstract]
Contingencies and Commitments

NOTE 46. CONTINGENCIES AND COMMITMENTS
a) Tax Issues
At the date of these consolidated financial statements, provincial tax collection authorities, as well as tax collection authorities from the Autonomous City of Buenos Aires, are in the process (in different degrees of completion) of conducting reviews and assessments mainly in respect of matters resulting from applying turnover tax.
These proceedings and their possible effects are constantly being monitored. Even though it is considered that it has complied with its tax liabilities in full pursuant to current regulations, the provisions deemed adequate pursuant to the evolution of each proceeding have been set up.
Banco Galicia has filed to the Customs Collection and Control Agency (Agencia de Recaudación y Control Aduanero, ARCA (formerly AFIP)) several claims for refund of the Income Tax paid in excess for the fiscal years 2014, 2015, 2016, 2017, 2018, 2019, 2021 and 2022, for the amounts of Ps.433,815, Ps.459,319, Ps.944,338, Ps.866,842, Ps.3,646,382, Ps.4,403,712, Ps.629,837 and Ps.4,039,802, respectively. These claims are based on Argentine jurisprudence that establishes the unconstitutionality of the rules disabling the application of the tax inflation adjustment, resulting in confiscatory situations. Considering the delay in the resolution by the Federal Administration of Public Revenue, the corresponding judicial claims were filed.
Identical claims were filed by other Group subsidiaries before the ARCA: Tarjetas Cuyanas S.A., (Tarjeta Naranja S.A.U. predecessor company), for 2014 and 2016 periods, for an amount of Ps.145,478, nominal value; Tarjeta Naranja S.A.U., for 2014 and 2016 periods, for a total amount of Ps.580,164, nominal value; and for 2015, 2017, and 2018 periods, for an amount of Ps.149,763, Ps.326,498, and Ps.973,843, nominal value, respectively. Considering the delay in the resolution by the Customs Collection and Control Agency, the corresponding judicial claims were filed. On May 26, 2020, Tarjeta Naranja S.A.U. filed before the AFIP a claim for the repetition of the Income Tax corresponding to 2019 period for
Ps.1,364,949 in nominal value. Regarding the lawsuit filed by Tarjeta Naranja S.A.U. for fiscal year 2018, a favorable first instance ruling was obtained on August 14, 2024.
Additionally, GGAL Holdings S.A., another subsidiary of the Group, has filed with ARCA several income tax reimbursement claims for the tax years 2014, 2015, 2016, 2017 and 2018 in the amounts of Ps.642,172, Ps.399,912, Ps.969,912, Ps.571,573 and Ps.1,287,536, respectively.
At the closing of these Financial Statements, the Group does not record contingent assets derived from the aforementioned presentations.
b) Consumer Protection Associations
Consumer Protection Associations, on behalf of consumers, have filed claims against Banco Galicia and GGAL Holdings S.A. regarding the collection of certain fees, interest rates and financial charges.
The Group believes that the resolution of these controversies will not have a significant impact on its financial condition.
c) Penalties Imposed on Banco de Galicia y Buenos Aires S.A.U. and Summary Proceedings Commenced by the Argentine Central Bank
The penalties imposed and the summary proceedings commenced by the Argentine Central Bank are detailed in Note 52.
The provisions for contingencies recorded are as follows:

	12.31.24	12.31.23
Other Contingencies	74,751,634	35,159,822
For Commercial Lawsuits/Legal matters	30,935,841	23,013,889
For Labor Lawsuits	850,850	1,949,318
For Claims and Credit Cards	200	436
For Guarantees Granted	—	2,488
For Other Contingencies	42,964,743	10,193,691
For Termination Benefits(*)	321,731,661	8,740,620
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	110,190	497,082
Total	396,593,485	44,397,524
(*)     As a result of the acquisition of the companies of GGAL Holdings S.A. (formerly HSBC Argentina Holdings S.A.) (see Note 15.3), a merger by absorption process will be carried out as described in Note 54, with the purpose of optimizing operations and resources, providing a unified service proposal to customers. The purpose of this process is to achieve operating efficiency, maximization of resources and market consolidation, with the main objective of creating a more agile and effective structure that responds to the challenges of the Argentine market. With this objective in mind, a restructuring plan has been communicated to the employees, which will have different stages of execution. Based on this plan, the Group made a provision for the Restructuring Plan for Ps.287,485,252 as of December 31, 2024, which was charged to income within the Personnel Benefits line.